Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability	Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2022	21,778	(18,736)
Payments received for services billed in prior period	(21,769)	—
Services provided and billed in current period	118,883	—
Payments received for services billed in current period	(99,367)	—
Amortization of deferred commissioning period revenue	—	2,043
Closing balance on June 30, 2022	19,525	(16,693)
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue
b) Liquefaction services revenue:

	Six months ended June 30,
(in thousands of $)	2022	2021
Base tolling fee (1)	102,251	102,250
Amortization of deferred commissioning period revenue billing (2)	2,043	2,043
Amortization of Day 1 gains (3) (4)	16,286	4,816
Overproduction revenue (5)	620	1,304
Incremental base tolling fee (6)	2,500	—
Other	(279)	(279)
Total	123,421	110,134
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in “Liquefaction services revenue” in the unaudited consolidated statements of operations), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in “Realized and unrealized gain/(loss) on oil and gas derivative instruments” in the unaudited consolidated statements of operations, excluded from revenue).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in “Other current liabilities” and “Other non-current liabilities” in the unaudited consolidated balance sheets) and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.
(3) Day 1 gain which relates to the the Brent crude oil price linked derivative initially recognized in December 2017 for $79.6 million (recognized in “Other current liabilities” and “Other non-current liabilities” in the unaudited consolidated balance sheets). This amount is amortized and recognized as part of “Liquefaction services revenue” in the unaudited consolidated statements of operations evenly over the contract term.
(4) Day 1 gain which relates to the Dutch Title Transfer Facility (“TTF”) gas price derivative initially recognized in July 2021 for $28.3 million (recognized in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets). This amount is amortized and recognized as part of “Liquefaction services revenue” in the unaudited consolidated statements of operations evenly over the contract term.
(5) In February 2021, we entered into Amendment 2 to the LTA with our customer, who agreed to compensate us for production in excess of contracted based capacity.
(6) In July 2021, we entered into Amendment 3 to the LTA with our customer, which included an increase in the utilization of Hilli (“the Hilli Extended Capacity Agreement”). Commencing in January 2022, the annual capacity utilization of Hilli increased by 0.2 million tons of LNG, bringing total utilization in 2022 to 1.4 million tons (“2022 Incremental Capacity”). The tolling fee for the 2022 Incremental Capacity is linked to TTF and the Euro/USD foreign exchange movements (note 7).